Intelligent Real Estate ETF

Schedule of Investments

October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 98.5%	Shares	Value
Alexander’s, Inc.	268	$60,844
American Assets Trust, Inc.	2,310	62,254
American Tower Corp.	281	60,005
Apple Hospitality REIT, Inc.	4,033	59,567
Armada Hoffler Properties, Inc. - Class A	5,680	61,514
Brandywine Realty Trust	10,751	54,508
Brixmor Property Group, Inc.	2,269	61,149
BXP, Inc.	742	59,775
Camden Property Trust	514	59,516
CBL & Associates Properties, Inc.	2,397	63,401
Community Healthcare Trust, Inc.	3,733	70,031
COPT Defense Properties	1,981	63,788
Crown Castle, Inc.	557	59,872
CubeSmart	1,231	58,891
DiamondRock Hospitality Co.	6,895	59,090
Douglas Emmett, Inc.	3,489	62,069
EastGroup Properties, Inc.	345	59,092
Empire State Realty Trust, Inc. - Class A	5,579	59,137
EPR Properties	1,278	57,983
Equinix, Inc.	71	64,474
Equity LifeStyle Properties, Inc.	904	63,388
Essex Property Trust, Inc.	215	61,030
Federal Realty Investment Trust	551	61,073
First Industrial Realty Trust, Inc.	1,130	59,314
First Real Estate Investment Trust of New Jersey, Inc.	3,449	60,720
Gaming and Leisure Properties, Inc.	1,208	60,629
Gladstone Commercial Corp.	3,819	60,130
Healthpeak Properties, Inc.	2,837	63,691
Highwoods Properties, Inc.	1,828	61,311
Host Hotels & Resorts, Inc.	3,444	59,374
Innovative Industrial Properties, Inc.	470	60,719
Invitation Homes, Inc.	1,817	57,072
Iron Mountain, Inc.	509	62,979
Kilroy Realty Corp.	1,597	64,231
Lamar Advertising Co. - Class A	460	60,720
LTC Properties, Inc.	1,724	65,857
Macerich Co.	3,373	63,075
Maxus Realty Trust, Inc.	957	65,076
Mid-America Apartment Communities, Inc.	400	60,536
National Health Investors, Inc.	781	59,864
NexPoint Residential Trust, Inc.	1,446	60,226
NNN REIT, Inc.	1,288	55,951
Office Properties Income Trust	30,086	47,837
Omega Healthcare Investors, Inc.	1,544	65,574
One Liberty Properties, Inc.	2,278	60,823
Piedmont Office Realty Trust, Inc. - Class A	6,207	61,698
Plymouth Industrial REIT, Inc.	2,918	59,294
Public Storage	179	58,902
Ryman Hospitality Properties, Inc.	548	58,663
Sabra Health Care REIT, Inc.	3,418	66,309
Saul Centers, Inc.	1,523	59,610
Service Properties Trust	13,096	41,907
Simon Property Group, Inc.	358	60,545
SL Green Realty Corp.	903	68,276
STAG Industrial, Inc. - Class A	1,651	61,549
Sun Communities, Inc.	472	62,625

Tanger, Inc.	1,814	60,279
UDR, Inc.	1,405	59,277
Universal Health Realty Income Trust	1,474	58,311
Urban Edge Properties	2,895	64,385
Ventas, Inc.	983	64,377
Xenia Hotels & Resorts, Inc.	4,099	58,083
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,666,739)		3,762,250

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.78% (a)	57,284	57,284
TOTAL SHORT-TERM INVESTMENTS (Cost $57,284)		57,284

TOTAL INVESTMENTS - 100.0% (Cost $3,724,023)		3,819,534
Other Assets in Excess of Liabilities - 0.0% (b)		1,053
TOTAL NET ASSETS - 100.0%		$3,820,587

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Intelligent Real Estate ETF

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$3,701,531	$60,719	$—	$3,762,250
Money Market Funds	57,284	—	—	57,284
Total Investments	$3,758,815	$60,719	$—	$3,819,534

Refer to the Schedule of Investments for further disaggregation of investment categories.